SHARE CAPITAL, WARRANTS AND OPTIONS (Tables)	6 Months Ended
Jun. 30, 2023
Share Capital Warrants And Options
SCHEDULE OF FAIR VALUE OF WARRANTS ASSUMPTIONS

The fair value of the warrants was calculated using the following assumptions:

	February 24, 2023	June 28, 2023
Expected dividend yield	0%	0%
Stock price	$1.73	$1.35
Expected share price volatility	77.52%	92.06%
Risk free interest rate	4.28%	4.13%
Expected life of warrant	2 years	3 years

SCHEDULE OF WARRANT ACTIVITY

A summary of common share purchase warrant activity for the three months ended June 30, 2023 was as follows:

	Number Outstanding	Weighted Average Exercise Price ($)
December 31, 2022	1,098,786	1.96
Issued	5,895,448	1.47
Exercised	-	-
Cancelled / expired	(159,836)	1.97
Balance as at June 30, 2023	6,834,398	1.53

SCHEDULE OF NUMBER AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OUTSTANDING WARRANTS

At June 30, 2023, the Company had outstanding common share purchase warrants exercisable to acquire common shares of the Company as follows:

Warrants Outstanding	Expiry Date	Exercise Price ($)	Weighted Average remaining contractual life (years)
643,299	October 16, 2023[1]	1.75	0.03
295,651	August 3, 2024	2.40	0.05
221,448	February 24, 2025	1.75	0.05
350,000	March 22, 2024	1.75	0.04
5,324,000	June 28, 2026	1.4375	2.33
6,834,398			2.50

1.	The expiry date of 643,299 warrants was extended to October 16, 2023 and the remaining 40,606 warrants expired on April 16, 2023.

SCHEDULE OF DEFERRED SHARE UNIT PLAN HAVE BEEN GRANTED

During the three months ended June 30, 2023, DSUs have been granted as follows:

2023
Number of DSUs outstanding at December 31, 2022	200,000
Number of DSUs granted during the period	254,439

Number of DSUs outstanding at June 30, 2023	454,439